Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	10.77%	2.49%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	13.50%	2.59%
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
Average Annual Return, Percent	15.85%	4.57%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	15.10%	3.13%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	15.68%	3.66%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	15.81%	3.74%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	15.66%	3.65%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	15.38%	3.39%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	14.50%	2.59%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	0.03%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	0.03%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	0.03%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	0.03%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	0.03%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	0.03%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	0.03%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	12.92%	4.30%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	12.92%	4.30%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	12.92%	4.30%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	12.92%	4.30%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	12.92%	4.30%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	12.92%	4.30%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	12.92%	4.30%